LEASES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Gain loss on termination of lease			$ 248
Weighted-average remaining lease term	1 year 11 months 1 day		1 year 11 months 1 day		1 year 5 months 4 days
Weighted-average discount rate	3.78%		3.78%		3.85%
Total lease expenses	$ 117,806	$ 126,042	$ 377,945	$ 382,080	$ 509,340	$ 356,556
Operating leases	134,884	139,044	391,884	425,951	580,580	355,746
Short-term lease expense	$ 6,881	$ 20,237	$ 17,200	$ 22,585	$ 14,348	$ 11,034